Prepaid Expenses and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expense	$ 580,233	$ 822,924
Sales tax refundable	72,587	311,177
Prepayments for inventories	439,015	62,171
Deposit	7,293	7,579
Others	89,323	103,189
Total	$ 1,188,451	$ 1,307,040